UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25


                           NOTIFICATION OF LATE FILING


(Check One):
   [ ] Form 10-K  [ ] Form 11-K  [ ]Form 20-F  [X] Form 10-Q  [ ] Form N-SAR

For Period Ended:            December 31, 2001
                             ---------------------------------------------------

[ ] Transition Report on Form 10-K           [ ] Transition Report on Form 10-Q
[ ] Transition Report on Form 20F            [ ] Transition report on Form N-SAR
[ ] Transition Report on Form 11-K

For the Transition Period Ended:         N/A
                                         ---------------------------------------


         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A


                         Part I. Registrant Information

Full name of registrant:     Harvard Industries, Inc.
Former name if applicable:       N/A
Address of principal executive office (Street and number):  3 Werner Way

City, State and Zip Code:           Lebanon, New Jersey 08833

                        Part II. Rule 12b-25 (b) and (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

             (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

             (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof
[ ] will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

             (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                               Part III. Narrative

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.

As indicated in the Form 8-K filed by the Registrant on January 16, 2002, on January 15, 2002, the Registrant, along with certain of its operating subsidiaries, filed voluntary petitions for relief under chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of New Jersey (case nos. 02-50584, 02-50585, 02-50586). As a result of this bankruptcy filing, the Registrant's diminished management resources have been focusing on bankruptcy and reorganization related matters and accordingly, have been unable to timely prepare the Form 10-Q.

                           Part IV. Other Information

         (1) Name and telephone number of person to contact in regard to this notification

          David A. White                   (908)                  437-4136
--------------------------------------------------------------------------------
              (Name)                    (Area code)           (Telephone number)

         (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                    [ ] Yes   [X] No

         Harvard has not filed its annual report on Form 10-K for the fiscal year ended September 30, 2001.

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                    [X] Yes   [ ] No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Due to the Registrant's bankruptcy filing, the Registrant's financial statements for the quarter ended December 31, 2001, reflecting charges related to the bankruptcy filing, have not been finalized.

                            Harvard Industries, Inc.
--------------------------------------------------------------------------------
                  (Name of Registrant as specified in charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Dated: February 15, 2002               By: /s/ David A. White
                                          ------------------------------
                                          Name:    David A. White
                                          Title:   Vice President and Secretary






                                       3